Shareholder Report	6 Months Ended
Jun. 28, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Document Period End Date	Jun. 28, 2024
C000076362 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2025 Fund
Class Name	Service Class
Trading Symbol	MXFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Service Class/MXFLX)	$92.00	0.92%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Expenses Paid, Amount	$ 92.00
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 1,277,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,277M
Total number of portfolio holdings	27
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.15%
Empower S&P 500® Index Fund Institutional Class	9.36%
Empower of America Contract	8.81%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.60%
Empower Core Bond Fund Institutional Class	5.49%
Empower Global Bond Fund Institutional Class	5.30%
Empower Large Cap Value Fund Institutional Class	4.86%
Empower Large Cap Growth Fund Institutional Class	4.50%
Empower Multi-Sector Bond Fund Institutional Class	4.45%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.15%
Empower S&P 500® Index Fund Institutional Class	9.36%
Empower of America Contract	8.81%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.60%
Empower Core Bond Fund Institutional Class	5.49%
Empower Global Bond Fund Institutional Class	5.30%
Empower Large Cap Value Fund Institutional Class	4.86%
Empower Large Cap Growth Fund Institutional Class	4.50%
Empower Multi-Sector Bond Fund Institutional Class	4.45%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000076369 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2035 Fund
Class Name	Investor Class
Trading Symbol	MXKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	$88.00	0.88%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Expenses Paid, Amount	$ 88.00
Expense Ratio, Percent	0.88%	[2]
Net Assets	$ 1,429,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,429M
Total number of portfolio holdings	27
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	12.21%
Empower Bond Index Fund Institutional Class	8.79%
Empower International Index Fund Institutional Class	8.19%
Empower Large Cap Value Fund Institutional Class	6.34%
Empower Large Cap Growth Fund Institutional Class	5.86%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.23%
Empower International Value Fund Institutional Class	4.34%
Empower Core Bond Fund Institutional Class	4.31%
Empower of America Contract	4.12%
Empower Global Bond Fund Institutional Class	3.87%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	12.21%
Empower Bond Index Fund Institutional Class	8.79%
Empower International Index Fund Institutional Class	8.19%
Empower Large Cap Value Fund Institutional Class	6.34%
Empower Large Cap Growth Fund Institutional Class	5.86%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.23%
Empower International Value Fund Institutional Class	4.34%
Empower Core Bond Fund Institutional Class	4.31%
Empower of America Contract	4.12%
Empower Global Bond Fund Institutional Class	3.87%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000168772 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2050 Fund
Class Name	Service Class
Trading Symbol	MXBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Service Class/MXBQX)	$102.00	1.02%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 102.00
Expense Ratio, Percent	1.02%	[3]
Net Assets	$ 370,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$370M
Total number of portfolio holdings	27
Total advisory fee paid	$0.2M
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	15.01%
Empower International Index Fund Institutional Class	11.94%
Empower Large Cap Value Fund Institutional Class	7.80%
Empower Large Cap Growth Fund Institutional Class	7.22%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.32%
Empower International Growth Fund Institutional Class	5.63%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.23%
Empower Emerging Markets Equity Fund Institutional Class	5.11%
Fidelity® Emerging Markets Index Fund Institutional Class	5.11%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	15.01%
Empower International Index Fund Institutional Class	11.94%
Empower Large Cap Value Fund Institutional Class	7.80%
Empower Large Cap Growth Fund Institutional Class	7.22%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.32%
Empower International Growth Fund Institutional Class	5.63%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.23%
Empower Emerging Markets Equity Fund Institutional Class	5.11%
Fidelity® Emerging Markets Index Fund Institutional Class	5.11%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000206613 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2060 Fund
Class Name	Investor Class
Trading Symbol	MXGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	$93.00	0.93%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).

Expenses Paid, Amount	$ 93.00
Expense Ratio, Percent	0.93%	[4]
Net Assets	$ 74,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0.0	[5]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$74M
Total number of portfolio holdings	26
Total advisory fee paid	$0.0M(a)
Portfolio turnover rate as of the end of the reporting period	10%
(a)	Amount represents less than $50K.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.28%
Empower International Index Fund Institutional Class	12.69%
Empower Large Cap Value Fund Institutional Class	7.41%
Empower Large Cap Growth Fund Institutional Class	6.86%
Empower International Value Fund Institutional Class	6.72%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.13%
Empower International Growth Fund Institutional Class	5.98%
Empower Emerging Markets Equity Fund Institutional Class	5.73%
Fidelity® Emerging Markets Index Fund Institutional Class	5.73%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.69%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.28%
Empower International Index Fund Institutional Class	12.69%
Empower Large Cap Value Fund Institutional Class	7.41%
Empower Large Cap Growth Fund Institutional Class	6.86%
Empower International Value Fund Institutional Class	6.72%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.13%
Empower International Growth Fund Institutional Class	5.98%
Empower Emerging Markets Equity Fund Institutional Class	5.73%
Fidelity® Emerging Markets Index Fund Institutional Class	5.73%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.69%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155797 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2025 Fund
Class Name	Institutional Class
Trading Symbol	MXQBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	$47.00	0.47%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Expenses Paid, Amount	$ 47.00
Expense Ratio, Percent	0.47%	[6]
Net Assets	$ 1,277,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,277M
Total number of portfolio holdings	27
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.15%
Empower S&P 500® Index Fund Institutional Class	9.36%
Empower of America Contract	8.81%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.60%
Empower Core Bond Fund Institutional Class	5.49%
Empower Global Bond Fund Institutional Class	5.30%
Empower Large Cap Value Fund Institutional Class	4.86%
Empower Large Cap Growth Fund Institutional Class	4.50%
Empower Multi-Sector Bond Fund Institutional Class	4.45%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.15%
Empower S&P 500® Index Fund Institutional Class	9.36%
Empower of America Contract	8.81%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.60%
Empower Core Bond Fund Institutional Class	5.49%
Empower Global Bond Fund Institutional Class	5.30%
Empower Large Cap Value Fund Institutional Class	4.86%
Empower Large Cap Growth Fund Institutional Class	4.50%
Empower Multi-Sector Bond Fund Institutional Class	4.45%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000168747 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2020 Fund
Class Name	Investor Class
Trading Symbol	MXAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	$80.00	0.80%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Expenses Paid, Amount	$ 80.00
Expense Ratio, Percent	0.80%	[7]
Net Assets	$ 389,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$389M
Total number of portfolio holdings	27
Total advisory fee paid	$0.2M
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	11.18%
Empower Bond Index Fund Institutional Class	10.98%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500® Index Fund Institutional Class	8.47%
Empower Global Bond Fund Institutional Class	5.49%
Empower Core Bond Fund Institutional Class	5.40%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.41%
Empower Multi-Sector Bond Fund Institutional Class	4.37%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	11.18%
Empower Bond Index Fund Institutional Class	10.98%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500® Index Fund Institutional Class	8.47%
Empower Global Bond Fund Institutional Class	5.49%
Empower Core Bond Fund Institutional Class	5.40%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.41%
Empower Multi-Sector Bond Fund Institutional Class	4.37%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000168764 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2040 Fund
Class Name	Service Class
Trading Symbol	MXBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Service Class/MXBEX)	$99.00	0.99%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 99.00
Expense Ratio, Percent	0.99%	[8]
Net Assets	$ 512,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$512M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	13.77%
Empower International Index Fund Institutional Class	9.79%
Empower Large Cap Value Fund Institutional Class	7.16%
Empower Large Cap Growth Fund Institutional Class	6.62%
Empower Bond Index Fund Institutional Class	6.35%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.18%
Empower International Growth Fund Institutional Class	4.61%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.13%
Empower Emerging Markets Equity Fund Institutional Class	3.96%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	13.77%
Empower International Index Fund Institutional Class	9.79%
Empower Large Cap Value Fund Institutional Class	7.16%
Empower Large Cap Growth Fund Institutional Class	6.62%
Empower Bond Index Fund Institutional Class	6.35%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.18%
Empower International Growth Fund Institutional Class	4.61%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.13%
Empower Emerging Markets Equity Fund Institutional Class	3.96%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000076363 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2025 Fund
Class Name	Investor Class
Trading Symbol	MXELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Investor Class/MXELX)	$82.00	0.82%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Expenses Paid, Amount	$ 82.00
Expense Ratio, Percent	0.82%	[9]
Net Assets	$ 1,277,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,277M
Total number of portfolio holdings	27
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.15%
Empower S&P 500® Index Fund Institutional Class	9.36%
Empower of America Contract	8.81%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.60%
Empower Core Bond Fund Institutional Class	5.49%
Empower Global Bond Fund Institutional Class	5.30%
Empower Large Cap Value Fund Institutional Class	4.86%
Empower Large Cap Growth Fund Institutional Class	4.50%
Empower Multi-Sector Bond Fund Institutional Class	4.45%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.15%
Empower S&P 500® Index Fund Institutional Class	9.36%
Empower of America Contract	8.81%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.60%
Empower Core Bond Fund Institutional Class	5.49%
Empower Global Bond Fund Institutional Class	5.30%
Empower Large Cap Value Fund Institutional Class	4.86%
Empower Large Cap Growth Fund Institutional Class	4.50%
Empower Multi-Sector Bond Fund Institutional Class	4.45%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155800 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2035 Fund
Class Name	Institutional Class
Trading Symbol	MXTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	$53.00	0.53%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Expenses Paid, Amount	$ 53.00
Expense Ratio, Percent	0.53%	[10]
Net Assets	$ 1,429,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,429M
Total number of portfolio holdings	27
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	12.21%
Empower Bond Index Fund Institutional Class	8.79%
Empower International Index Fund Institutional Class	8.19%
Empower Large Cap Value Fund Institutional Class	6.34%
Empower Large Cap Growth Fund Institutional Class	5.86%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.23%
Empower International Value Fund Institutional Class	4.34%
Empower Core Bond Fund Institutional Class	4.31%
Empower of America Contract	4.12%
Empower Global Bond Fund Institutional Class	3.87%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	12.21%
Empower Bond Index Fund Institutional Class	8.79%
Empower International Index Fund Institutional Class	8.19%
Empower Large Cap Value Fund Institutional Class	6.34%
Empower Large Cap Growth Fund Institutional Class	5.86%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.23%
Empower International Value Fund Institutional Class	4.34%
Empower Core Bond Fund Institutional Class	4.31%
Empower of America Contract	4.12%
Empower Global Bond Fund Institutional Class	3.87%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000206610 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2060 Fund
Class Name	Service Class
Trading Symbol	MXGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Service Class/MXGQX)	$103.00	1.03%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).

Expenses Paid, Amount	$ 103.00
Expense Ratio, Percent	1.03%	[11]
Net Assets	$ 74,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0.0	[12]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$74M
Total number of portfolio holdings	26
Total advisory fee paid	$0.0M(a)
Portfolio turnover rate as of the end of the reporting period	10%
(a)	Amount represents less than $50K.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.28%
Empower International Index Fund Institutional Class	12.69%
Empower Large Cap Value Fund Institutional Class	7.41%
Empower Large Cap Growth Fund Institutional Class	6.86%
Empower International Value Fund Institutional Class	6.72%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.13%
Empower International Growth Fund Institutional Class	5.98%
Empower Emerging Markets Equity Fund Institutional Class	5.73%
Fidelity® Emerging Markets Index Fund Institutional Class	5.73%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.69%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.28%
Empower International Index Fund Institutional Class	12.69%
Empower Large Cap Value Fund Institutional Class	7.41%
Empower Large Cap Growth Fund Institutional Class	6.86%
Empower International Value Fund Institutional Class	6.72%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.13%
Empower International Growth Fund Institutional Class	5.98%
Empower Emerging Markets Equity Fund Institutional Class	5.73%
Fidelity® Emerging Markets Index Fund Institutional Class	5.73%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.69%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000206612 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2060 Fund
Class Name	Institutional Class
Trading Symbol	MXGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	$58.00	0.58%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).

Expenses Paid, Amount	$ 58.00
Expense Ratio, Percent	0.58%	[13]
Net Assets	$ 74,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0.0	[14]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$74M
Total number of portfolio holdings	26
Total advisory fee paid	$0.0M(a)
Portfolio turnover rate as of the end of the reporting period	10%
(a)	Amount represents less than $50K.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.28%
Empower International Index Fund Institutional Class	12.69%
Empower Large Cap Value Fund Institutional Class	7.41%
Empower Large Cap Growth Fund Institutional Class	6.86%
Empower International Value Fund Institutional Class	6.72%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.13%
Empower International Growth Fund Institutional Class	5.98%
Empower Emerging Markets Equity Fund Institutional Class	5.73%
Fidelity® Emerging Markets Index Fund Institutional Class	5.73%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.69%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.28%
Empower International Index Fund Institutional Class	12.69%
Empower Large Cap Value Fund Institutional Class	7.41%
Empower Large Cap Growth Fund Institutional Class	6.86%
Empower International Value Fund Institutional Class	6.72%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.13%
Empower International Growth Fund Institutional Class	5.98%
Empower Emerging Markets Equity Fund Institutional Class	5.73%
Fidelity® Emerging Markets Index Fund Institutional Class	5.73%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.69%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000076357 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2015 Fund
Class Name	Investor Class
Trading Symbol	MXLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	$77.00	0.77%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Expenses Paid, Amount	$ 77.00
Expense Ratio, Percent	0.77%	[15]
Net Assets	$ 480,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$480M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	13.49%
Empower Inflation-Protected Securities Fund Institutional Class	13.46%
Empower Bond Index Fund Institutional Class	10.21%
Empower S&P 500® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.46%
Empower Core Bond Fund Institutional Class	5.02%
Empower International Index Fund Institutional Class	4.15%
Empower Multi-Sector Bond Fund Institutional Class	4.07%
Empower Large Cap Value Fund Institutional Class	4.05%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	13.49%
Empower Inflation-Protected Securities Fund Institutional Class	13.46%
Empower Bond Index Fund Institutional Class	10.21%
Empower S&P 500® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.46%
Empower Core Bond Fund Institutional Class	5.02%
Empower International Index Fund Institutional Class	4.15%
Empower Multi-Sector Bond Fund Institutional Class	4.07%
Empower Large Cap Value Fund Institutional Class	4.05%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000076368 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2035 Fund
Class Name	Service Class
Trading Symbol	MXLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Service Class/MXLLX)	$97.00	0.97%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Expenses Paid, Amount	$ 97.00
Expense Ratio, Percent	0.97%	[16]
Net Assets	$ 1,429,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,429M
Total number of portfolio holdings	27
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	12.21%
Empower Bond Index Fund Institutional Class	8.79%
Empower International Index Fund Institutional Class	8.19%
Empower Large Cap Value Fund Institutional Class	6.34%
Empower Large Cap Growth Fund Institutional Class	5.86%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.23%
Empower International Value Fund Institutional Class	4.34%
Empower Core Bond Fund Institutional Class	4.31%
Empower of America Contract	4.12%
Empower Global Bond Fund Institutional Class	3.87%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	12.21%
Empower Bond Index Fund Institutional Class	8.79%
Empower International Index Fund Institutional Class	8.19%
Empower Large Cap Value Fund Institutional Class	6.34%
Empower Large Cap Growth Fund Institutional Class	5.86%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.23%
Empower International Value Fund Institutional Class	4.34%
Empower Core Bond Fund Institutional Class	4.31%
Empower of America Contract	4.12%
Empower Global Bond Fund Institutional Class	3.87%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155789 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2045 Fund
Class Name	Institutional Class
Trading Symbol	MXWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	$56.00	0.56%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Expenses Paid, Amount	$ 56.00
Expense Ratio, Percent	0.56%	[17]
Net Assets	$ 1,066,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,066M
Total number of portfolio holdings	27
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	11.12%
Empower Large Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	7.10%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.89%
Empower International Growth Fund Institutional Class	5.24%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.79%
Empower Emerging Markets Equity Fund Institutional Class	4.62%
Fidelity® Emerging Markets Index Fund Institutional Class	4.61%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	11.12%
Empower Large Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	7.10%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.89%
Empower International Growth Fund Institutional Class	5.24%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.79%
Empower Emerging Markets Equity Fund Institutional Class	4.62%
Fidelity® Emerging Markets Index Fund Institutional Class	4.61%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000168771 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2050 Fund
Class Name	Investor Class
Trading Symbol	MXBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	$92.00	0.92%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 92.00
Expense Ratio, Percent	0.92%	[18]
Net Assets	$ 370,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$370M
Total number of portfolio holdings	27
Total advisory fee paid	$0.2M
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	15.01%
Empower International Index Fund Institutional Class	11.94%
Empower Large Cap Value Fund Institutional Class	7.80%
Empower Large Cap Growth Fund Institutional Class	7.22%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.32%
Empower International Growth Fund Institutional Class	5.63%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.23%
Empower Emerging Markets Equity Fund Institutional Class	5.11%
Fidelity® Emerging Markets Index Fund Institutional Class	5.11%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	15.01%
Empower International Index Fund Institutional Class	11.94%
Empower Large Cap Value Fund Institutional Class	7.80%
Empower Large Cap Growth Fund Institutional Class	7.22%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.32%
Empower International Growth Fund Institutional Class	5.63%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.23%
Empower Emerging Markets Equity Fund Institutional Class	5.11%
Fidelity® Emerging Markets Index Fund Institutional Class	5.11%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000076352 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2055 Fund
Class Name	Investor Class
Trading Symbol	MXWLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	$92.00	0.92%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 92.00
Expense Ratio, Percent	0.92%	[19]
Net Assets	$ 562,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$562M
Total number of portfolio holdings	26
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.71%
Empower International Index Fund Institutional Class	12.37%
Empower Large Cap Value Fund Institutional Class	7.64%
Empower Large Cap Growth Fund Institutional Class	7.07%
Empower International Value Fund Institutional Class	6.54%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.83%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.50%
Empower Emerging Markets Equity Fund Institutional Class	5.44%
Fidelity® Emerging Markets Index Fund Institutional Class	5.43%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.71%
Empower International Index Fund Institutional Class	12.37%
Empower Large Cap Value Fund Institutional Class	7.64%
Empower Large Cap Growth Fund Institutional Class	7.07%
Empower International Value Fund Institutional Class	6.54%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.83%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.50%
Empower Emerging Markets Equity Fund Institutional Class	5.44%
Fidelity® Emerging Markets Index Fund Institutional Class	5.43%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155792 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2055 Fund
Class Name	Institutional Class
Trading Symbol	MXZHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	$57.00	0.57%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 57.00
Expense Ratio, Percent	0.57%	[20]
Net Assets	$ 562,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$562M
Total number of portfolio holdings	26
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.71%
Empower International Index Fund Institutional Class	12.37%
Empower Large Cap Value Fund Institutional Class	7.64%
Empower Large Cap Growth Fund Institutional Class	7.07%
Empower International Value Fund Institutional Class	6.54%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.83%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.50%
Empower Emerging Markets Equity Fund Institutional Class	5.44%
Fidelity® Emerging Markets Index Fund Institutional Class	5.43%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.71%
Empower International Index Fund Institutional Class	12.37%
Empower Large Cap Value Fund Institutional Class	7.64%
Empower Large Cap Growth Fund Institutional Class	7.07%
Empower International Value Fund Institutional Class	6.54%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.83%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.50%
Empower Emerging Markets Equity Fund Institutional Class	5.44%
Fidelity® Emerging Markets Index Fund Institutional Class	5.43%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000168754 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2030 Fund
Class Name	Institutional Class
Trading Symbol	MXAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	$50.00	0.50%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 50.00
Expense Ratio, Percent	0.50%	[21]
Net Assets	$ 629,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$629M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	10.55%
Empower Bond Index Fund Institutional Class	10.54%
Empower International Index Fund Institutional Class	6.70%
Empower of America Contract	6.43%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.50%
Empower Core Bond Fund Institutional Class	5.17%
Empower Large Cap Growth Fund Institutional Class	5.08%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400® Index Fund Institutional Class	4.55%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	10.55%
Empower Bond Index Fund Institutional Class	10.54%
Empower International Index Fund Institutional Class	6.70%
Empower of America Contract	6.43%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.50%
Empower Core Bond Fund Institutional Class	5.17%
Empower Large Cap Growth Fund Institutional Class	5.08%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400® Index Fund Institutional Class	4.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000168762 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2040 Fund
Class Name	Institutional Class
Trading Symbol	MXBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	$54.00	0.54%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 54.00
Expense Ratio, Percent	0.54%	[22]
Net Assets	$ 512,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$512M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	13.77%
Empower International Index Fund Institutional Class	9.79%
Empower Large Cap Value Fund Institutional Class	7.16%
Empower Large Cap Growth Fund Institutional Class	6.62%
Empower Bond Index Fund Institutional Class	6.35%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.18%
Empower International Growth Fund Institutional Class	4.61%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.13%
Empower Emerging Markets Equity Fund Institutional Class	3.96%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	13.77%
Empower International Index Fund Institutional Class	9.79%
Empower Large Cap Value Fund Institutional Class	7.16%
Empower Large Cap Growth Fund Institutional Class	6.62%
Empower Bond Index Fund Institutional Class	6.35%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.18%
Empower International Growth Fund Institutional Class	4.61%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.13%
Empower Emerging Markets Equity Fund Institutional Class	3.96%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000168746 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2020 Fund
Class Name	Institutional Class
Trading Symbol	MXAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	$45.00	0.45%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Expenses Paid, Amount	$ 45.00
Expense Ratio, Percent	0.45%	[23]
Net Assets	$ 389,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$389M
Total number of portfolio holdings	27
Total advisory fee paid	$0.2M
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	11.18%
Empower Bond Index Fund Institutional Class	10.98%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500® Index Fund Institutional Class	8.47%
Empower Global Bond Fund Institutional Class	5.49%
Empower Core Bond Fund Institutional Class	5.40%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.41%
Empower Multi-Sector Bond Fund Institutional Class	4.37%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	11.18%
Empower Bond Index Fund Institutional Class	10.98%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500® Index Fund Institutional Class	8.47%
Empower Global Bond Fund Institutional Class	5.49%
Empower Core Bond Fund Institutional Class	5.40%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.41%
Empower Multi-Sector Bond Fund Institutional Class	4.37%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000168748 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2020 Fund
Class Name	Service Class
Trading Symbol	MXAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Service Class/MXAHX)	$90.00	0.90%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Expenses Paid, Amount	$ 90.00
Expense Ratio, Percent	0.90%	[24]
Net Assets	$ 389,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$389M
Total number of portfolio holdings	27
Total advisory fee paid	$0.2M
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	11.18%
Empower Bond Index Fund Institutional Class	10.98%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500® Index Fund Institutional Class	8.47%
Empower Global Bond Fund Institutional Class	5.49%
Empower Core Bond Fund Institutional Class	5.40%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.41%
Empower Multi-Sector Bond Fund Institutional Class	4.37%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	11.18%
Empower Bond Index Fund Institutional Class	10.98%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500® Index Fund Institutional Class	8.47%
Empower Global Bond Fund Institutional Class	5.49%
Empower Core Bond Fund Institutional Class	5.40%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.41%
Empower Multi-Sector Bond Fund Institutional Class	4.37%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000168763 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2040 Fund
Class Name	Investor Class
Trading Symbol	MXBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	$89.00	0.89%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 89.00
Expense Ratio, Percent	0.89%	[25]
Net Assets	$ 512,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$512M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	13.77%
Empower International Index Fund Institutional Class	9.79%
Empower Large Cap Value Fund Institutional Class	7.16%
Empower Large Cap Growth Fund Institutional Class	6.62%
Empower Bond Index Fund Institutional Class	6.35%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.18%
Empower International Growth Fund Institutional Class	4.61%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.13%
Empower Emerging Markets Equity Fund Institutional Class	3.96%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	13.77%
Empower International Index Fund Institutional Class	9.79%
Empower Large Cap Value Fund Institutional Class	7.16%
Empower Large Cap Growth Fund Institutional Class	6.62%
Empower Bond Index Fund Institutional Class	6.35%
Empower S&P Mid Cap 400® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.18%
Empower International Growth Fund Institutional Class	4.61%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.13%
Empower Emerging Markets Equity Fund Institutional Class	3.96%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000168770 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2050 Fund
Class Name	Institutional Class
Trading Symbol	MXBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	$57.00	0.57%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 57.00
Expense Ratio, Percent	0.57%	[26]
Net Assets	$ 370,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$370M
Total number of portfolio holdings	27
Total advisory fee paid	$0.2M
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	15.01%
Empower International Index Fund Institutional Class	11.94%
Empower Large Cap Value Fund Institutional Class	7.80%
Empower Large Cap Growth Fund Institutional Class	7.22%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.32%
Empower International Growth Fund Institutional Class	5.63%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.23%
Empower Emerging Markets Equity Fund Institutional Class	5.11%
Fidelity® Emerging Markets Index Fund Institutional Class	5.11%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	15.01%
Empower International Index Fund Institutional Class	11.94%
Empower Large Cap Value Fund Institutional Class	7.80%
Empower Large Cap Growth Fund Institutional Class	7.22%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.32%
Empower International Growth Fund Institutional Class	5.63%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.23%
Empower Emerging Markets Equity Fund Institutional Class	5.11%
Fidelity® Emerging Markets Index Fund Institutional Class	5.11%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000076346 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2045 Fund
Class Name	Investor Class
Trading Symbol	MXQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	$91.00	0.91%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Expenses Paid, Amount	$ 91.00
Expense Ratio, Percent	0.91%	[27]
Net Assets	$ 1,066,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,066M
Total number of portfolio holdings	27
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	11.12%
Empower Large Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	7.10%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.89%
Empower International Growth Fund Institutional Class	5.24%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.79%
Empower Emerging Markets Equity Fund Institutional Class	4.62%
Fidelity® Emerging Markets Index Fund Institutional Class	4.61%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	11.12%
Empower Large Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	7.10%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.89%
Empower International Growth Fund Institutional Class	5.24%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.79%
Empower Emerging Markets Equity Fund Institutional Class	4.62%
Fidelity® Emerging Markets Index Fund Institutional Class	4.61%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000076347 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2045 Fund
Class Name	Service Class
Trading Symbol	MXRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Service Class/MXRLX)	$101.00	1.01%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Expenses Paid, Amount	$ 101.00
Expense Ratio, Percent	1.01%	[28]
Net Assets	$ 1,066,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,066M
Total number of portfolio holdings	27
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	11.12%
Empower Large Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	7.10%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.89%
Empower International Growth Fund Institutional Class	5.24%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.79%
Empower Emerging Markets Equity Fund Institutional Class	4.62%
Fidelity® Emerging Markets Index Fund Institutional Class	4.61%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	11.12%
Empower Large Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	7.10%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.89%
Empower International Growth Fund Institutional Class	5.24%
Empower S&P Small Cap 600® Index Fund Institutional Class	4.79%
Empower Emerging Markets Equity Fund Institutional Class	4.62%
Fidelity® Emerging Markets Index Fund Institutional Class	4.61%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000076353 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2055 Fund
Class Name	Service Class
Trading Symbol	MXXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Service Class/MXXLX)	$102.00	1.02%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 102.00
Expense Ratio, Percent	1.02%	[29]
Net Assets	$ 562,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$562M
Total number of portfolio holdings	26
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.71%
Empower International Index Fund Institutional Class	12.37%
Empower Large Cap Value Fund Institutional Class	7.64%
Empower Large Cap Growth Fund Institutional Class	7.07%
Empower International Value Fund Institutional Class	6.54%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.83%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.50%
Empower Emerging Markets Equity Fund Institutional Class	5.44%
Fidelity® Emerging Markets Index Fund Institutional Class	5.43%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	14.71%
Empower International Index Fund Institutional Class	12.37%
Empower Large Cap Value Fund Institutional Class	7.64%
Empower Large Cap Growth Fund Institutional Class	7.07%
Empower International Value Fund Institutional Class	6.54%
Empower S&P Mid Cap 400® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.83%
Empower S&P Small Cap 600® Index Fund Institutional Class	5.50%
Empower Emerging Markets Equity Fund Institutional Class	5.44%
Fidelity® Emerging Markets Index Fund Institutional Class	5.43%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000168755 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2030 Fund
Class Name	Investor Class
Trading Symbol	MXATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Investor Class/MXATX)	$85.00	0.85%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 85.00
Expense Ratio, Percent	0.85%	[30]
Net Assets	$ 629,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$629M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	10.55%
Empower Bond Index Fund Institutional Class	10.54%
Empower International Index Fund Institutional Class	6.70%
Empower of America Contract	6.43%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.50%
Empower Core Bond Fund Institutional Class	5.17%
Empower Large Cap Growth Fund Institutional Class	5.08%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400® Index Fund Institutional Class	4.55%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	10.55%
Empower Bond Index Fund Institutional Class	10.54%
Empower International Index Fund Institutional Class	6.70%
Empower of America Contract	6.43%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.50%
Empower Core Bond Fund Institutional Class	5.17%
Empower Large Cap Growth Fund Institutional Class	5.08%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400® Index Fund Institutional Class	4.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000168756 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2030 Fund
Class Name	Service Class
Trading Symbol	MXAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Service Class/MXAUX)	$95.00	0.95%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 95.00
Expense Ratio, Percent	0.95%	[31]
Net Assets	$ 629,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$629M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	10.55%
Empower Bond Index Fund Institutional Class	10.54%
Empower International Index Fund Institutional Class	6.70%
Empower of America Contract	6.43%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.50%
Empower Core Bond Fund Institutional Class	5.17%
Empower Large Cap Growth Fund Institutional Class	5.08%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400® Index Fund Institutional Class	4.55%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500® Index Fund Institutional Class	10.55%
Empower Bond Index Fund Institutional Class	10.54%
Empower International Index Fund Institutional Class	6.70%
Empower of America Contract	6.43%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.50%
Empower Core Bond Fund Institutional Class	5.17%
Empower Large Cap Growth Fund Institutional Class	5.08%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400® Index Fund Institutional Class	4.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000076356 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2015 Fund
Class Name	Service Class
Trading Symbol	MXLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Service Class/MXLZX)	$87.00	0.87%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Expenses Paid, Amount	$ 87.00
Expense Ratio, Percent	0.87%	[32]
Net Assets	$ 480,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$480M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	13.49%
Empower Inflation-Protected Securities Fund Institutional Class	13.46%
Empower Bond Index Fund Institutional Class	10.21%
Empower S&P 500® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.46%
Empower Core Bond Fund Institutional Class	5.02%
Empower International Index Fund Institutional Class	4.15%
Empower Multi-Sector Bond Fund Institutional Class	4.07%
Empower Large Cap Value Fund Institutional Class	4.05%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	13.49%
Empower Inflation-Protected Securities Fund Institutional Class	13.46%
Empower Bond Index Fund Institutional Class	10.21%
Empower S&P 500® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.46%
Empower Core Bond Fund Institutional Class	5.02%
Empower International Index Fund Institutional Class	4.15%
Empower Multi-Sector Bond Fund Institutional Class	4.07%
Empower Large Cap Value Fund Institutional Class	4.05%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155794 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2015 Fund
Class Name	Institutional Class
Trading Symbol	MXNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	$42.00	0.42%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Expenses Paid, Amount	$ 42.00
Expense Ratio, Percent	0.42%	[33]
Net Assets	$ 480,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$480M
Total number of portfolio holdings	27
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	13.49%
Empower Inflation-Protected Securities Fund Institutional Class	13.46%
Empower Bond Index Fund Institutional Class	10.21%
Empower S&P 500® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.46%
Empower Core Bond Fund Institutional Class	5.02%
Empower International Index Fund Institutional Class	4.15%
Empower Multi-Sector Bond Fund Institutional Class	4.07%
Empower Large Cap Value Fund Institutional Class	4.05%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	13.49%
Empower Inflation-Protected Securities Fund Institutional Class	13.46%
Empower Bond Index Fund Institutional Class	10.21%
Empower S&P 500® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.46%
Empower Core Bond Fund Institutional Class	5.02%
Empower International Index Fund Institutional Class	4.15%
Empower Multi-Sector Bond Fund Institutional Class	4.07%
Empower Large Cap Value Fund Institutional Class	4.05%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).
[2]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
[3]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
[4]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
[5]	Amount represents less than $50K.
[6]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).
[7]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).
[8]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).
[9]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).
[10]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
[11]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
[12]	Amount represents less than $50K.
[13]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
[14]	Amount represents less than $50K.
[15]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).
[16]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
[17]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
[18]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
[19]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
[20]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
[21]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
[22]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).
[23]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).
[24]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).
[25]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).
[26]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
[27]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
[28]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
[29]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%)
[30]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
[31]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
[32]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).
[33]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).